Combined and Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net income	$ 3,104,267	$ 3,140,068	$ 10,887,689
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of vessels and property and equipment	3,701,462	3,651,694	3,464,821
Amortization of debt issuance cost	59,959	50,425	71,397
Amortization of operating lease right-of-use assets	3,026,967	2,905,872	2,789,731
Amortization of deferred dry-docking cost	277,288	278,194	159,822
Income from short-term investment	(100,869)
Amortization of discount for long-term payable	67,350	84,585
Changes in operating assets and liabilities:
Accounts receivable	663,242	(156,792)	(103,889)
Accounts receivable-related parties	(881,373)	(136,942)
Prepayments and other assets	266,716	(153,168)	49,856
Accounts payable	(552,292)	133,121	85,810
Advance from customers-related party	219,916	25,612	107,192
Accrued expenses and other liabilities	784,203	259,055	(126,970)
Operating lease liabilities	(3,161,875)	(2,913,790)	(2,788,998)
Due from related parties	(75,029)	234,120	(637,438)
Due to related parties	1,553	(424,612)	(389,929)
Long-term deposit		(500,000)
Net cash provided by operating activities	7,401,485	6,477,442	13,569,094
Cash flows from investing activities:
Purchase of time deposit through a related party		(500,000)	(21,500,000)
Withdraw of time deposit through a related party		12,500,000	9,500,000
Payment for dry-docking cost		(818,697)
Short-term investment	(10,200,000)
Purchase of long-lived assets	(1,053,967)	(656,962)	(11,995,575)
Net cash (used in) provided by investing activities	(11,253,967)	10,524,341	(23,995,575)
Cash flows from financing activities:
Loan received from a third-party, net of debt issuance cost			9,485,000
Repayment of long-term loan from a third-party	(1,656,288)	(2,986,048)	(1,900,000)
Repayment of loan from related-party	(300,000)
Financing lease liabilities-principal repayment	(3,387,164)	(3,242,237)	(3,229,300)
Dividends to shareholders		(11,800,000)	(3,869,368)
Borrowing receipt from a related party			3,400,000
Proceeds from initial public offering	10,634,261
Deferred IPO cost	(891,499)	(287,835)
Proceeds from private placement	1,350,000	1,649,985
Payment of loan deposit			(475,000)
Net cash provided by (used in) financing activities	5,749,310	(16,666,135)	3,411,332
Net increase/(decrease) in cash	1,896,828	335,648	(7,015,149)
Cash at beginning of year	3,751,921	3,416,273	10,431,422
Cash at end of year	5,648,749	3,751,921	3,416,273
Supplemental disclosure information:
Cash paid for interest	1,603,765	2,344,212	2,309,052
Non-cash investing transactions:
Addition to fixed assets through long term account payable		1,405,544
Reclassification of deferred IPO cost to additional paid-in capital	1,193,313
Non-cash warrant issued for underwriter services and reclassified to additional paid-in capital	$ 386,644